U.S. MID-CAP PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1998
                           (expressed in U.S. dollars)

   Shares                                                              Value
   ------                                                              -----
            COMMON STOCKS (98.6%)
            COMMERCIAL SERVICES (11.3%)
    3,500   Interpublic Group
              Companies, Inc. ....................................   $  204,750
    9,000   Mail Well Holdings, Inc.* ............................      117,562
   17,000   Modis Professional
              Services, Inc.* ....................................      299,625
    3,500   Paychex, Inc. ........................................      173,906
    7,000   World Color
            Press, Inc.* .........................................      212,625
                                                                     ----------
                                                                      1,008,468
                                                                     ----------
            CONSUMER NON-DURABLES (5.6%)
    9,000   Jones Apparel Group, Inc.* ...........................      155,250
    7,000   Nautica Enterprises, Inc.* ...........................      145,250
   11,000   Rexall Sundown, Inc.* ................................      196,969
                                                                     ----------
                                                                        497,469
                                                                     ----------
            CONSUMER SERVICES (1.6%)
   13,000   Circus Circus
              Enterprises, Inc.*  ................................      145,437
                                                                     ----------
            ELECTRONIC TECHNOLOGY (6.8%)
   13,500   Cypress Semiconductor
              Corp.* .............................................      150,187
    4,700   Jabil Circuit, Inc.* .................................      217,669
    3,000   Sundstrand Corp. .....................................      140,812
    9,582   Thermedics, Inc.* ....................................      103,006
                                                                     ----------
                                                                        611,674
                                                                     ----------
            ENERGY MINERALS (3.4%)
    5,400   Apache Corp. .........................................      152,887
    6,000   Valero Energy Corp. ..................................      150,000
                                                                     ----------
                                                                        302,887
                                                                     ----------
            FINANCE (11.4%)
    8,798   Archstone Communities Trust ..........................      177,060
    6,500   Cousins Properties, Inc. .............................      186,062
    6,461   Equity Office Properties Trust .......................      155,064
    5,900   Highwoods Properties, Inc. ...........................      164,831
    6,000   Hospitality Properties Trust .........................      159,000
    7,500   Liberty Property Trust ...............................      172,500
                                                                     ----------
                                                                      1,014,517
                                                                     ----------
            HEALTH SERVICES (5.7%)
    2,200   Aetna, Inc. ..........................................      164,175
   15,000   Healthsouth Corp.* ...................................      181,875
   10,000   Intergrated Health
              Services, Inc. .....................................      161,875
                                                                     ----------
                                                                        507,925
                                                                     ----------
            INDUSTRIAL SERVICES (9.2%)
   10,000   Ensco International, Inc. ............................      134,375
   10,000   Global Marine, Inc.* .................................      123,750
    8,000   Helmerich & Payne, Inc. ..............................      190,500
    8,500   Nabors Industries, Inc.* .............................      157,250
   20,000   Parker Drilling Co.* .................................       98,750
    7,500   Republic Industries, Inc.* ...........................      120,469
                                                                     ----------
                                                                        825,094
                                                                     ----------
            NON-ENERGY MINERALS (2.1%)
    5,500   Lafarge Corp. ........................................      185,281
                                                                     ----------
            PROCESS INDUSTRIES (1.8%)
    6,765   Westvaco Corp. .......................................      166,588
                                                                     ----------

            PRODUCER MANUFACTURING (8.6%)
    3,500   Paccar, Inc. .........................................      152,578
    5,000   Timken Co. ...........................................       89,063
    8,000   Tower Automotive, Inc.* ..............................      178,000
    5,700   Trinity Industries, Inc. .............................      211,613
    6,500   United Dominion
              Industries, Ltd. ...................................      132,844
                                                                     ----------
                                                                        764,098
                                                                     ----------
            RETAIL TRADE (6.8%)
   12,000   General Nutrition
              Companies, Inc.* ...................................      175,125
    5,000   Lands' End, Inc. .....................................       85,313
   20,000   Pier 1 Imports, Inc. .................................      185,000
    5,000   Ross Stores, Inc. ....................................      162,188
                                                                     ----------
                                                                        607,626
                                                                     ----------
            TECHNOLOGY SERVICES (1.5%)
    6,500   PeopleSoft, Inc.* ....................................      137,516
                                                                     ----------

                             U.S. MID-CAP PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1998 (continued)
                           (expressed in U.S. dollars)

   Shares                                                              Value
   ------                                                              -----
            TRANSPORTATION (12.3%)
    7,500   Airborne Freight Corp. ...............................   $  175,781
    5,200   Alaska Air Group, Inc.* ..............................      186,875
    6,925   Alexander & Baldwin, Inc. ............................      140,664
    5,700   CNF Transportation, Inc. .............................      172,425
    4,300   Continental Airlines, Inc.* . ........................      170,388
   10,345   Stolt-Nielson SA .....................................      117,998
    4,700   Tidewater, Inc. ......................................      133,069
                                                                     ----------
                                                                      1,097,200
                                                                     ----------

            UTILITIES (10.5%)
    5,500   Alltel Corp. .........................................      257,469
    6,150   Equitable Resources, Inc. ............................      171,047
    5,470   Peoples Energy Corp. .................................      201,706
    3,200   Piedmont Natural Gas Co., Inc. .......................      111,200
    7,300   Washington Gas Light Co. .............................      192,994
                                                                     ----------
                                                                        934,416
                                                                     ----------

TOTAL INVESTMENTS (identified cost $10,029,568) (a) .......  98.6    $8,806,196
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ............   1.4       128,408
                                                            -----    ----------
NET ASSETS ................................................ 100.0%   $8,934,604
                                                            =====    ==========
 ----------------
* Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $10,029,568, the aggregate gross unrealized appreciation is $415,616, and the aggregate gross unrealized depreciation is $1,638,988, resulting in net unrealized depreciation of $1,223,372.


                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1998
                           (expressed in U.S. dollars)


ASSETS:
   Investments in securities, at value (identified cost
     $10,029,568) (Note 1) ...................................     $  8,806,196
   Cash ......................................................           75,559
   Receivable for contributions ..............................           62,000
   Receivable from administrator .............................           10,876
   Dividends and other receivables ...........................           11,838
                                                                   ------------
           Total Assets ......................................        8,966,469
                                                                   ------------
LIABILITIES:
   Payables for:
      Investment advisory fee (Note 2) .......................            4,441
      Administration fee (Note 2) ............................              239
      Expense reimbursement fee (Note 2) .....................              786
      Foreign withholding taxes ..............................           26,399
                                                                   ------------
           Total Liabilities .................................           31,865
                                                                   ------------
NET ASSETS ...................................................     $  8,934,604
                                                                   ============
Net Assets Consist of:
     Paid-in capital .........................................     $ 10,157,976
     Net unrealized depreciation .............................       (1,223,372)
                                                                   ------------

Net Assets ...................................................     $  8,934,604
                                                                   ============

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO
                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1998
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes of $26,460)    $   152,066
         Interest ...............................................         6,887
                                                                    -----------
             Total Income .......................................       158,953
                                                                    -----------
      Expenses:
         Investment advisory fee (Note 2) .......................        61,166
         Expense reimbursement fee (Note 2) .....................        10,876
         Administrative fee (Note 2) ............................         3,294
                                                                    -----------
             Total Expenses .....................................        75,336
                                                                    -----------
             Net Investment Income ..............................        83,617
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain on investments ..........................       282,219
      Net change in unrealized depreciation on investments ......    (1,223,372)
                                                                    -----------
           Net Realized and Unrealized Loss .....................      (941,153)
                                                                    -----------
      Net Decrease in Net Assets Resulting from Operations ......   $  (857,536)
                                                                    ===========


                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                              For the year ended
                                                               October 31, 1998
                                                               ----------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income ...................................   $    83,617
      Net realized gain on investments ........................       282,219
      Net change in unrealized appreciation on investments ....    (1,223,372)
                                                                  -----------
        Net decrease in net assets resulting from operations ..      (857,536)
                                                                  -----------
  Capital transactions:
      Proceeds from contributions .............................    17,320,645
      Value of withdrawals ....................................    (7,528,505)
                                                                  -----------
        Net increase in net assets resulting from
           capital transactions ...............................     9,792,140
                                                                  -----------
          Total increase in net assets ........................     8,934,604

NET ASSETS:
  Beginning of year ...........................................          --
                                                                  -----------
  End of year .................................................   $ 8,934,604
                                                                  ===========


                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                    For the
                                                                   year ended
                                                                October 31, 1998
                                                                ----------------
Ratios/Supplemental Data:
      Net assets, end of year (000's omitted)..................     $ 8,935
      Ratio of expenses to average net assets..................        0.80%
      Ratio of net investment income to average net assets.....        0.89%
      Portfolio turnover rate..................................         204%


                       See Notes to Financial Statements.

                              U.S MID-CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. U.S. Mid-Cap Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1997. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 1998, the Portfolio incurred $61,166 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator

                              U.S MID-CAP PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (continued)
                           (expressed in U.S. dollars)

has a  subadministration  agreement with Signature  Financial
Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the year ended October 31, 1998, the Portfolio incurred $3,294 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.80% of the Portfolio's average daily net assets. For the year ended October 31, 1998, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $24,872 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the period ended October 31, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $26,429,289 and $12,244,524, respectively. There were no purchases or sales of U.S. government obligations during the period.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
Mid-Cap Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mid-Cap Portfolio as of October 31, 1998, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended (all expressed in U.S. dollars). These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mid-Cap Portfolio at October 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE

Grand Cayman, Cayman Islands
December 11, 1998

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The  following  investment   management  strategies  and  techniques  have
materially affected the Fund's performance for the fiscal year ended October 31, 1998.

Mid-Cap Fund

      The total return of the 59 Wall Street Mid-Cap Fund fell well below the return of the S&P Mid-Cap 400 index over the twelve-month period ending 10/31/98. The Fund, primarily due to its portfolio construction methodology, was not well positioned for an environment in which investors were anxious about the global economy.

      The 59 Wall Street Mid-Cap Fund is a quantitatively run fund that, as a matter of policy, invests 40% of its assets in "value" stocks. This is done to give the Fund diversification. However, these "value" stocks are typically very sensitive to the economic cycle. It was that economic sensitivity that hurt the Fund in the twelve months ending 10/31/98.

      Although there were events in the summer of 1997 that warned of the coming Asian crisis (such as the Thai baht devaluation), the U.S. stock market did not really succumb to global economic worries until late October 1997. On October 27, 1997, the Dow Jones Industrial Average registered a 554 point decline after the Hong Kong market plunged the previous day. It was on that day that the U.S. equity market really began to focus on events outside of our borders.

      As the Asian crisis seeped around the world, worries began to mount over Russia, South America and other areas of the world. Those economic worries then produced doubts concerning the robustness of U.S. corporate profit growth. Those corporate profit-related doubts in turn resulted in a flight away from economically sensitive stocks whose fortunes are largely tied to a healthy global economy. Our Fund held too many of those types of companies over the last twelve months.

      The 59 Wall Street Mid-Cap Fund has been targeted to long-term investors who want an exposure to the mid cap part of the U.S. equity market.

                         Mid-Cap Fund Growth of $10,000

             [The following information was depicted as a line graph
                            in the printed material]

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------
          One Year          Five Years           Inception
            Ended             Ended             to 10/31/98
          10/31/98          10/31/98           (Annualized)
--------------------------------------------------------------------------------
          (9.10)%            14.37%                13.87%
--------------------------------------------------------------------------------

    Mid-Cap       S&P 400
     Fund          Fund
-----------------------------
    23,504        25,813
    21,739        23,697
    20,975        21,674
    24,321        26,627
    27,325        27,700
    27,246        27,526
    28,432        28,822
    28,695        28,306
    26,983        27,085
    25,613        25,013
    26,535        25,499
    26,060        24,547
    25,856        24,188
    26,521        25,288
    24,878        23,914
    24,837        23,943
    23,430        21,787
    23,051        21,192
    21,058        19,489
    20,384        18,996
    20,978        19,841
    21,181        20,005
    20,769        19,281
    20,789        19,260
    19,127        18,234
    19,010        18,181
    18,169        17,422
    16,987        16,472
    18,325        17,667
    19,422        17,936
    19,383        17,697
    18,292        17,173
    18,191        16,970
    17,846        16,412
    17,376        16,178
    17,574        16,218
    16,844        15,540
    17,396        15,950
    17,127        15,573
    16,909        15,290
    15,544        14,533
    14,792        13,965
    14,192        13,637
    13,742        13,370
    13,229        13,143
    12,576        12,489
    12,596        12,353
    12,469        12,241
    12,955        12,819
    12,662        12,681
    12,909        12,922
    12,132        12,280
    11,721        11,878
    12,182        12,301
    12,357        12,419
    12,320        12,327
    12,770        12,925
    12,753        13,111
    12,246        12,813
    11,848        12,245
    12,003        12,522
    11,939        12,481
    11,855        12,351
    11,422        11,862
    11,460        11,885
    11,315        11,826
    10,918        11,311
    11,320        11,615
    10,985        11,228
    11,297        11,387
    11,099        11,246
    10,809        10,882
    10,266        10,307
     9,974        10,066
     9,882         9,927
    10,037       10,170
     9,567         9,689
     9,946         9,974
     9,845         9,880
    10,000        10,000

---------------------------------------------------------------
    _____ Mid-Cap Fund*           - - - S & P 400 Index
---------------------------------------------------------------

*net of fees and expenses

Past performance is not predictive of future performance.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759


This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.